BUSINESS ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisitions
Purchase price	$ 423	$ 1,340	$ 561
Repayments of long-term debt assumed in acquisitions	(138)	(1,730)	(44)
DukeNet [Member]
Business Acquisitions
Purchase price	572
Insight [Member]
Business Acquisitions
Purchase price		1,339
Repayments of outstanding balance under acquired company's senior secured credit facility (including accrued interest)		1,164
Aggregate principal amount of acquired company's unsecured debt		495
Repayments of outstanding balance under acquired company's unsecured debt (including premiums and accrued interest)		579
NewWave [Member]
Business Acquisitions
Purchase price			259
NaviSite [Member]
Business Acquisitions
Purchase price			263
Repayments of long-term debt assumed in acquisitions			44
Other Acquisitions [Member]
Business Acquisitions
Purchase price			$ 38